Fresh-Start Reporting - Fresh-Start Adjustments (Details)-10K - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Reorganization, Chapter 11 [Line Items]
Goodwill	$ 1,104,332	$ 795,811